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                                 August 3, 1998


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 25049-1004

Attention:  Filing Desk
            Mail Stop 1-4
            1933 Act File No. 333-59757
            1940 Act File No. 811-08103

     Re:        Nuveen Unit Trusts, Series 17 (the "Trust")
                -------------------------------------------

Ladies/Gentlemen:

On behalf of John Nuveen & Company Inc. and in accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act"), this letter serves to certify that the most recent amendment to the Registration Statement on Form S-6 (the "Registration Statement") of the above referenced Series does not differ from that which would have been filed pursuant to Rule 487(b) of the Securities Act. Amendment No. 1, which was the most recent amendment to the Registration Statement, was filed electronically with the Commission on July 31, 1998.

                                        Very truly yours,

                                        CHAPMAN AND CUTLER

                                        By   /s/ MORRISON C. WARREN
                                           ----------------------------
                                             Morrison C. Warren

Enclosure

cc:  Alan G. Berkshire